Share-based Compensation - Restricted Share Unit Award Activities -Table (Details) - 2009 Restricted Share Unit Plan and 2019 Restricted Share Unit Plan
$ / shares in Units, shares in Thousands, $ in Millions, ¥ in Billions
	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2023 CNY (¥)
Share based Compensation
Total unrecognized compensation cost related to unvested awards	$ 365.3			¥ 2.6
Weighted average remaining vesting period over which unrecognized compensation cost is recognized	1 year 5 months 23 days
Restricted share units
Number of RSUs
Outstanding at the beginning of the period (in shares) | shares	13,005	12,996	14,096
Granted (in shares) | shares	4,795	5,335	4,579
Vested (in shares) | shares	(5,190)	(4,630)	(5,067)
Forfeited (in shares) | shares	(523)	(696)	(612)
Outstanding at end of the period (in shares) | shares	12,087	13,005	12,996
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 82.67	$ 75.40	$ 57.85
Granted (in dollars per share) | $ / shares	84.73	93.98	110.19
Vested (in dollars per share) | $ / shares	76.27	75.01	58.02
Forfeited (in dollars per share) | $ / shares	88.24	84.55	75.29
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 86.00	$ 82.67	$ 75.40